Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 44,423	$ 43,995
Accumulated depreciation	35,908	33,300
Depreciated cost	8,515	10,695
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	32,349	6,702
Accumulated depreciation	29,328	2,272
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,602	31,435
Accumulated depreciation	4,013	27,011
Buildings And Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,472	5,858
Accumulated depreciation	$ 2,567	$ 4,017